Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net

	As of December 31,
	2024	2025
	RMB	RMB
Furniture, fixtures and equipment	60,244	93,920
Motor vehicles	6,532	9,022
Leasehold improvement	76,776	89,341
Office building	63,000	63,000
Construction in progress	194,689	347,893
R&D equipment	—	43,673
Total cost	401,241	646,849

Less: Accumulated depreciation	(111,630)	(189,362)

Property and equipment, net	289,611	457,487